Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Taxation [Abstract]
Schedule of taxation
	Year Ended December 31,
	2018 $’000	2017 $’000	2016 $’000
Group
Current year tax (credit)	(1,067)	(489)	-
Adjustments due to prior periods	(879)	(1,423)	(121)
Total tax (credit) for the period	(1,945)	(1,912)	(121)

The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 21.49%. The difference can be reconciled as follows:
Loss before taxation	(9,939)	(10,628)	(9,770)
Loss charged at standard rate of corporation tax 19% (2017: 19.25%; 2016: 20%)	(1,888)	(2,046)	(1,953)
Other timing differences	1,104	2,889	1,656
Expenses not deductible for taxation	176	31	297
Adjustments due to prior periods	(879)	(1,423)	(121)
Research and development claim	(459)	(1,366)	-
Other timing differences		3	-
	(1,945)	(1,912)	(121)